Other intangible assets (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 96,803		₨ 36,951
Impairment loss	406
Ending balance	105,059	$ 1,120	96,803
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	200,359		130,786
Additions	12,125		9,989
Assets acquired through business combinations	0		56,955
Disposals/De-recognitions	(1,513)		(387)
Effect of changes in foreign exchange rates	16,363		3,016
Ending balance	227,334		200,359
Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	103,556		93,835
Amortization for the year	7,985		6,553
Impairment loss	2,164		1,689
Disposals/De-recognitions	(302)		(75)
Effect of changes in foreign exchange rates	8,872		1,554
Ending balance	122,275		103,556
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	92,902		33,537
Ending balance	101,030		92,902
Product related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	192,682		124,013
Additions	11,296		9,081
Assets acquired through business combinations	0		56,955
Disposals/De-recognitions	(1,335)		(380)
Effect of changes in foreign exchange rates	16,323		3,013
Ending balance	218,992		192,682
Product related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	99,780		90,476
Amortization for the year	7,448		6,146
Impairment loss	2,164		1,689
Disposals/De-recognitions	(280)		(75)
Effect of changes in foreign exchange rates	8,848		1,544
Ending balance	117,962		99,780
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		0
Ending balance	0		0
Customer related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	109		106
Additions	0		0
Assets acquired through business combinations	0		0
Disposals/De-recognitions	0		0
Effect of changes in foreign exchange rates	20		3
Ending balance	129		109
Customer related intangibles [member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	109		106
Amortization for the year	0		0
Impairment loss	0		0
Disposals/De-recognitions	0		0
Effect of changes in foreign exchange rates	20		3
Ending balance	129		109
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,901		3,414
Ending balance	4,029		3,901
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,568		6,667
Additions	829		908
Assets acquired through business combinations	0		0
Disposals/De-recognitions	(178)		(7)
Effect of changes in foreign exchange rates	20		0
Ending balance	8,213		7,568
Others [Member] | Amortization/impairment loss [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,667		3,253
Amortization for the year	537		407
Impairment loss	0		0
Disposals/De-recognitions	(22)		0
Effect of changes in foreign exchange rates	4		7
Ending balance	₨ 4,184		₨ 3,667